Convertible Preferred Stock - Summary of Convertible Preferred Series Stock (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized	229,098,987	216,079,811
Convertible preferred stock,shares issued	18,670,328	17,510,045
Convertible preferred stock,shares outstanding	18,670,328	17,510,045
Convertible preferred stock, net carrying value	$ 152,806	$ 137,469
Convertible preferred stock, aggregate liquidation preference	$ 152,469	$ 137,253
Series A- Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized	19,280,722	19,280,722
Convertible preferred stock,shares issued	1,580,387	1,580,387
Convertible preferred stock,shares outstanding	1,580,387	1,580,387
Convertible preferred stock, net carrying value	$ 4,226	$ 4,226
Convertible preferred stock, aggregate liquidation preference	$ 4,473	$ 4,473
Series A- 1 Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized	51,874,893	52,589,632
Convertible preferred stock,shares issued	4,197,138	4,127,463
Convertible preferred stock,shares outstanding	4,197,138	4,127,463
Convertible preferred stock, net carrying value	$ 14,054	$ 13,637
Convertible preferred stock, aggregate liquidation preference	$ 12,996	$ 12,780
Series B Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized	64,777,331	65,000,000
Convertible preferred stock,shares issued	5,309,617	5,309,617
Convertible preferred stock,shares outstanding	5,309,617	5,309,617
Convertible preferred stock, net carrying value	$ 39,877	$ 39,877
Convertible preferred stock, aggregate liquidation preference	$ 40,000	$ 40,000
Series C Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized	79,209,457	79,209,457
Convertible preferred stock,shares issued	6,492,578	6,492,578
Convertible preferred stock,shares outstanding	6,492,578	6,492,578
Convertible preferred stock, net carrying value	$ 79,729	$ 79,729
Convertible preferred stock, aggregate liquidation preference	$ 80,000	$ 80,000
Series D Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized	13,956,584
Convertible preferred stock,shares issued	1,090,608
Convertible preferred stock,shares outstanding	1,090,608
Convertible preferred stock, net carrying value	$ 14,920
Convertible preferred stock, aggregate liquidation preference	$ 15,000